Schedule of Stock by Class (Details)	12 Months Ended
Feb. 29, 2016 CAD
Shareholders Equity Schedule Of Stock By Class 1	CAD 500,000,000
Shareholders Equity Schedule Of Stock By Class 2	9,999,900
Shareholders Equity Schedule Of Stock By Class 3	1,000,000
Shareholders Equity Schedule Of Stock By Class 4	100
Shareholders Equity Schedule Of Stock By Class 5	1,000,000
Shareholders Equity Schedule Of Stock By Class 6	4,000,000
Shareholders Equity Schedule Of Stock By Class 7	4,000,000
Shareholders Equity Schedule Of Stock By Class 8	CAD 20,000,000